Risk Report - Trading Market Risk Exposures - Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon) (Tables)	12 Months Ended
Dec. 31, 2017
Incremental Risk Charge (average, maximum, minimum)
Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 percent confidence level and one-year capital horizon) [text block table]

Average, Maximum and Minimum Incremental Risk Charge of Trading Units (with a 99.9 % confidence level and one-year capital horizon)1,2,3,

	Total		Non-Core Operations Unit		Global Credit Trading		Core Rates		Fixed Income & Currencies APAC		Emerging Markets - Debt		Other
in € m.	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
Average	802.1	840.2	0.0	52.0	544.6	393.0	107.1	200.4	168.1	188.6	37.2	116.8	(54.8)	(110.5)
Maximum	899.3	944.4	0.0	57.3	597.4	405.8	172.5	229.6	229.0	243.0	62.9	128.0	(20.4)	(65.6)
Minimum	754.8	693.0	0.0	44.5	503.7	368.0	48.7	173.7	92.4	119.6	(1.4)	111.6	(90.0)	(141.8)
Period-end	789.6	693.0	0.0	51.8	540.1	368.0	133.2	173.7	142.3	119.6	19.9	121.8	(45.9)	(141.8)

[1]Amounts show the bands within which the values fluctuated during the 12-weeks preceding December 31, 2017 and December 31, 2016, respectively.

[2]Business line breakdowns have been updated for 2017 reporting to better reflect the current business structure.

[3]All liquidity horizons are set to 12 months.